                             [K&L|GATES LETTERHEAD]


                                                    Diane E. Ambler
                                                    202.778.9886
                                                    Fax:  202.778.9100
                                                    diane.ambler@klgates.com

April 8, 2010

EDGAR FILING
------------

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    Re:  Metropolitan Life Insurance Company of Connecticut
         Form S-1 Registration Statement
         Post-Effective Amendment No. 2 under the Securities Act of 1933 File No. 333-156846
         ---------------------------------------------------------------

Dear Sir or Madam:

         On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing with the Securities and Exchange Commission ("Commission"), pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Post-Effective Amendment No. 2 (the "Amendment") to the above-referenced Registration Statement on Form S-1 under the 1933 Act with respect to the MetLife Target Maturity deferred annuity contracts issued by MICC which have a market value adjustment feature. The Amendment is marked to show the differences between it and Post-Effective Amendment No. 1 to the above-referenced Registration Statement filed on April 10, 2009 ("Prior Amendment").

         The purposes of the Amendment are to (i) include the financial statements required by Form S-1; and (ii) make minor conforming changes.

         MICC requests, pursuant to Section 8(c) of the 1933 Act, that the Commission declare the Amendment effective April 30, 2010, or as soon thereafter as practicable.

         We are providing the Commission staff a courtesy copy of the Amendment, marked to show the differences between it and the Prior Amendment.

         This transmission contains conformed signature pages and powers of attorney, the manually signed originals of which are maintained at MICC's offices.

         Please contact the undersigned at 202-778-9886, Andras P. Teleki at 202-778-9477, or Brian M. Johnson at 202-778-9296 with any questions or comments.

                                             Sincerely,


                                             /s/ Diane E. Ambler
                                             -------------------
                                             Diane E. Ambler



cc: Alison White, U.S. Securities and Exchange Commission